1 (212) 318-6054

vadimavdeychik@paulhastings.com

February 2, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Money Market Funds (the “Trust”) File Nos. 33-48220 and 811-06687

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No. 46 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2021 (Accession #  0001387131-21-001387).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Vadim Avdeychik
Vadim Avdeychik
Paul Hastings LLP

cc:	B. Alpert – Gabelli Funds, LLC
J. Ball – Gabelli Funds, LLC
P. Goldstein – Gabelli Funds, LLC
A. Ward

Paul Hastings LLP | 200 Park Avenue | New York, NY 10166

t: +1.212.318.6000 | www.paulhastings.com